Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total operating revenues	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 2,460,490	$ 2,463,625	$ 2,121,707
Interest revenue													1,849	2,173	2,602
Interest expense													73,660	71,879	72,069
Depreciation and amortization													289,132	270,111	253,027
Income tax expense													78,468	79,902	78,373
Segment net income	65,180	$ 2,472	$ 8,943	$ 75,446	66,119	$ (4,734)	$ 4,949	$ 71,983	58,746	$ 1,970	$ 9,627	$ 70,783	152,041	138,317	141,126
Segment assets	5,581,126				5,358,685				5,208,297				5,581,126	5,358,685	5,208,297
Capital expenditures													529,531	488,000	396,898
Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													2,362,369	2,359,509	2,029,519
Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													98,121	104,116	92,188
Natural Gas Operations [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,321,412	1,454,639	1,382,087
Interest revenue													1,848	1,754	2,596
Interest expense													66,997	64,095	68,299
Depreciation and amortization													233,463	213,455	204,144
Income tax expense													58,584	61,355	63,597
Segment net income													119,423	111,625	116,872
Segment assets	5,001,756				4,822,845				4,652,307				5,001,756	4,822,845	4,652,307
Capital expenditures													457,120	438,289	350,025
Natural Gas Operations [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,321,412	1,454,639	1,382,087
Natural Gas Operations [Member] | Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													0	0	0
Construction Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,139,078	1,008,986	739,620
Interest revenue													1	419	6
Interest expense													6,663	7,784	3,770
Depreciation and amortization													55,669	56,656	48,883
Income tax expense													19,884	18,547	14,776
Segment net income													32,618	26,692	24,254
Segment assets	$ 579,370				$ 535,840				566,589				579,370	535,840	566,589
Capital expenditures													72,411	49,711	46,873
Construction Services [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,040,957	904,870	647,432
Construction Services [Member] | Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													$ 98,121	$ 104,116	92,188
Adjustments [Member]
Segment Reporting Information [Line Items]
Segment assets									$ (10,599)						$ (10,599)